Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2017	2016

Trade payables	$6,780	$1,834
Machinery and equipment payables	2,191	3,990
Accrued expenses	32,620	8,597
Value added tax payable	239	289
Other tax payable	619	759
Withholding tax payable	75	163
Bonus and benefit payables	8,213	5,320
Other payables	8,681	4,008
Total accounts payable and accrued liabilities	$59,418	$24,960